Shareholder Report, Line Graph (Details) 192196_Bahl - Gaynor Small Cap Dividend ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 11, 2024	Dec. 31, 2025
Bahl & Gaynor Small Cap Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Small Cap Dividend ETF NAV
Accumulated Value	$ 10,000	$ 9,605
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,403
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Accumulated Value	$ 10,000	$ 10,520